Prepackaged Chapter 11 Case - Schedule of Condensed Financial Statements of the Debtor (Details) - Reorganization, Chapter 11, Debtor-in-Possession [Member] $ in Thousands	12 Months Ended
Dec. 31, 2024 USD ($)
ASSETS
Cash and cash equivalents	$ 5,356
Restricted cash	839
Investments in subsidiaries	253,210
Other assets	1,343
Total assets	260,748
LIABILITIES AND STOCKHOLDERS’ EQUITY
Other liabilities	116
Due to affiliates
Long-term debt
Liabilities subject to compromise	291,577
Total liabilities	291,693
Total stockholders’ equity	(30,945)
Total liabilities and stockholders’ equity	260,748
Noninterest income:
Gain on debt extinguishment
Other income	943
Total noninterest income	943
Expenses:
Professional fees	2,727
Interest expense on corporate debt	3,428
Other expenses	738
Total expenses	6,893
Loss from continuing operations before reorganization items and provision for income taxes	(5,950)
Reorganization items, net	5,564
Loss from continuing operations before provision for income taxes	(11,514)
Provision for income taxes from continuing operations
Net loss from continuing operations	(11,514)
Net loss from discontinued operations	(205)
Net loss	(11,719)
Operating activities
Net cash (used in) provided by operating activities from continuing operations	(29,459)
Net cash provided by (used in) operating activities from discontinued operations	(205)
Net cash (used in) provided by operating activities	(29,664)
Investing activities
Net cash provided by investing activities from continuing operations	34,291
Financing activities
Repurchases of convertible senior notes
Proceeds from the issuance of common stock in at-the-market offering, net of offering costs
Net cash provided by (used in) financing activities from continuing operations
Net decrease in cash, cash equivalents and restricted cash	4,627
Cash, cash equivalents and restricted cash at the beginning of period	1,568
Cash, cash equivalents and restricted cash at the end of period	$ 6,195